Accounts receivable	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	Accounts receivable
The following is a table summarizing the components of our accounts receivable as of December 31, 2022 and 2021:

	At December 31,
In thousands of U.S. dollars	2022	2021
Scorpio MR Pool Limited	$115,092	$16,414
Scorpio LR2 Pool Limited	113,523	14,344
Scorpio LR1 Pool Limited	607	3,079
Scorpio Handymax Tanker Pool Limited	7,149	2,379
Scorpio Services Holding Limited (SSH)	4,976	—
Receivables from the related parties	241,347	36,216

Spot voyage and time charter receivables	34,475	820
Insurance receivables	878	905
Other receivables	—	128
	$276,700	$38,069
Scorpio MR Pool Limited, Scorpio LR2 Pool Limited, Scorpio Handymax Tanker Pool Limited and Scorpio LR1 Pool Limited are related parties, as described in Note 15. Amounts due from the Scorpio Pools relate to income receivables and receivables for working capital contributions which are expected to be collected within one year. For all owned vessels, we assume that these contributions will not be repaid within 12 months and are therefore considered as non-current within Other Assets on the consolidated balance sheets. For chartered-in vessels, we classify the amounts as current (within accounts receivable) or non-current (within Other Assets) according to the expiration of the contract.
Accounts receivable from SSH include revenue earned and expenses incurred for voyages in the spot market or on time charter through SSH, a related party.
Spot voyage and time charter receivables represent amounts collectible from customers for our vessels operating on time charter or in the spot market.
Insurance receivables primarily represent amounts collectible on our insurance policies in relation to vessel repairs.
We consider that the carrying amount of accounts receivable approximates their fair value due to the short maturity thereof. Accounts receivable are non-interest bearing. Our accounts receivable mostly consist of accounts receivable from the Scorpio Pools, or from vessels in the spot market or on time charter. We have never experienced a historical credit loss of amounts due from the Scorpio Pools and all amounts are considered current. For vessels operating outside of the Scorpio Pools, either on time charter or in the spot market, over 98% of the amounts due as of December 31, 2022 were collected as of the date of these financial statements.